PACIFIC GLOBAL ETFs
PACIFIC GLOBAL SENIOR LOAN ETF
Portfolio of Investments
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Fair Value
BANK LOANS - 88.5%
Basic Materials - 3.3%
Diamond BC BV 3.26% (3 Months LIBOR USD +3.00%), 09/06/2024 (a)	$248,721	$233,487
Nouryon USA LLC 3.15% (1 Month LIBOR USD +3.00%), 10/01/2025 (a)	479,827	466,119
Solenis International LP 4.26% (1 Month LIBOR USD +4.00%), 12/26/2023 (a)	212,676	208,445
Solenis International LP 4.26% (3 Month LIBOR USD +4.00%), 12/26/2023 (a)	31,699	31,068
		939,119
Communications - 13.0%
Charter Communications Operating LLC 1.91% (1 Month LIBOR USD +1.75%), 02/01/2027 (a)	493,744	483,382
Clear Channel Outdoor Holdings, Inc. 3.76% (3 Months LIBOR USD +3.50%), 08/07/2026 (a)	248,744	227,337
CSC Holdings LLC 2.40% (1 Month LIBOR USD +2.25%), 07/17/2025 (a)	491,117	476,425
Intelsat Jackson Holdings SA 8.00% (3 Months LIBOR USD +4.75%), 11/30/2023 (a)	500,000	504,165
Level 3 Parent LLC 1.91% (1 Month LIBOR USD +1.75%), 03/01/2027 (a)	337,328	327,419
SBA Senior Finance II LLC 1.91% (1 Month LIBOR USD +1.75%), 04/30/2025 (a)	478,975	467,707
T-Mobile USA, Inc. 3.16% (1 Month LIBOR USD +3.00%), 04/01/2027 (a)	498,750	498,972
Uber Technologies, Inc. 3.66% (1 Month LIBOR USD +3.50%), 07/13/2023 (a)	480,000	473,700
Zayo Group Holdings, Inc. 3.16% (1 Month LIBOR USD +3.00%), 03/09/2027 (a)	248,750	241,954
		3,701,061
Consumer, Cyclical - 21.2%
1011778 BC ULC 1.91% (1 Month LIBOR USD +1.75%), 11/13/2026 (a)	331,638	318,717
Bass Pro Group LLC 6.07% (3 Months LIBOR USD +5.00%), 12/15/2023 (a)	489,911	486,546
Bombardier Recreational Products, Inc. 2.16% (1 Month LIBOR USD +2.00%), 05/24/2027 (a)	241,345	234,467
Caesars Resort Collection LLC 2.91% (1 Month LIBOR USD +2.75%), 12/23/2024 (a)	486,250	456,934
ClubCorp Holdings, Inc. 3.06% (3 Months LIBOR USD +2.75%), 08/16/2024 (a)	485,000	416,710
Formula One Management Ltd. 3.50% (1 Month LIBOR USD +2.50%), 02/01/2024 (a)	500,000	487,085
GYP Holdings III Corp. 2.91% (1 Month LIBOR USD +2.75%), 06/02/2025 (a)	424,436	418,122
Hilton Worldwide Finance LLC 1.93% (1 Month LIBOR USD +1.75%), 06/22/2026 (a)	461,991	446,891
Michaels Stores, Inc. 3.53% (1 Month LIBOR USD +2.50%), 01/30/2023 (a)	436,061	435,734
Navistar, Inc. 3.66% (1 Month LIBOR USD +3.50%), 11/29/2024 (a)	243,750	242,417
PetSmart, Inc. 4.00% (3 Months LIBOR USD +3.00%), 03/11/2022 (a)	473,750	471,159
Playa Resorts Holding BV 3.75% (1 Month LIBOR USD +2.75%), 04/29/2024 (a)	241,886	213,745
Scientific Games International, Inc. 4.50% (1 Months LIBOR USD +2.75%), 08/14/2024 (a)	96,300	90,856
Scientific Games International, Inc. 4.50% (6 Months LIBOR USD +2.75%), 08/14/2024 (a)	393,650	371,397
SeaWorld Parks & Entertainment, Inc. 3.75% (1 Month LIBOR USD +3.00%), 04/01/2024 (a)	494,872	463,942
SRS Distribution, Inc. 4.07% (1 Month LIBOR USD +3.00%), 05/23/2025 (a)	245,000	239,163
Univar Solutions USA, Inc. 2.41% (1 Month LIBOR USD +2.25%), 07/01/2024 (a)	271,287	268,405
		6,062,290
Consumer, Non-cyclical - 13.3%
Air Medical Group Holdings, Inc. 4.25% (3 Months LIBOR USD +3.25%), 04/28/2022 (a)	241,885	241,658
Avantor, Inc. 3.25% (1 Month LIBOR USD +2.25%), 09/16/2024 (a)	78,041	77,130
Bausch Health Americas, Inc. 3.15% (1 Month LIBOR USD +3.00%), 06/02/2025 (a)	383,318	376,451
HCA, Inc. 1.91% (1 Month LIBOR USD +1.75%), 03/13/2025 (a)	488,797	487,443
Jaguar Holding Co. II 3.50% (1 Month LIBOR USD +2.50%), 08/18/2022 (a)	490,933	489,882
Prestige Brands, Inc. 2.16% (1 Month LIBOR USD +2.00%), 01/26/2024 (a)	224,024	222,765
Refinitiv US Holdings, Inc. 3.41% (1 Month LIBOR USD +3.25%), 10/01/2025 (a)	493,719	489,354
Spin Holdco, Inc. 4.25% (3 Months LIBOR USD +3.25%), 11/14/2022 (a)	473,458	464,962
Sunshine Luxembourg VII Sarl 5.32% (3 Months LIBOR USD +4.25%), 07/17/2026 (a)	498,744	496,913
US Foods, Inc. 1.91% (1 Month LIBOR USD +1.75%), 06/27/2023 (a)	472,674	456,237
		3,802,795
Financials - 4.5%
Avolon TLB Borrower 1 US LLC 2.50% (1 Month LIBOR USD +1.75%), 01/15/2025 (a)	175,812	171,380
Deerfield Dakota Holding LLC (b)	498,750	496,880
HUB International Ltd. 3.26% (3 Months LIBOR USD +3.00%), 04/18/2025 (a)	244,375	236,808
USI, Inc. 3.31% (3 Months LIBOR USD +3.00%), 05/16/2024 (a)	388,000	376,036
		1,281,104
Industrial - 23.7%
Advanced Disposal Services, Inc. 3.00% (1 Week LIBOR USD +2.25%), 11/10/2023 (a)	475,607	475,131
Apex Tool Group LLC 6.50% (1 Month LIBOR USD +5.25%), 08/01/2024 (a)	445,838	423,880
Berry Global, Inc. 2.16% (1 Month LIBOR USD +2.00%), 10/03/2022 (a)	500,000	496,367
Brand Industrial Services, Inc. 5.25% (3 Months LIBOR USD +4.25%), 07/30/2024 (a)	489,873	457,610
Dynasty Acquisition Co, Inc. 3.81% (3 Months LIBOR USD +3.50%), 04/06/2026 (a)	321,923	285,995
Gardner Denver, Inc. (b)	498,750	493,451
Gates Global LLC 3.75% (1 Month LIBOR USD +2.75%), 04/01/2024 (a)	290,216	286,565
GFL Environmental, Inc. 4.00% (3 Months LIBOR USD +3.00%), 05/09/2025 (a)	396,640	395,499
Graham Packaging T/L (b)	500,000	498,058
Kloeckner Pentaplast of America, Inc. 5.25% (3 Months LIBOR USD +4.25%), 06/30/2022 (a)	243,108	236,828
Plastipak Holdings, Inc. 2.66% (1 Month LIBOR USD +2.50%), 10/15/2024 (a)	236,146	233,416
Proampac PG Borrower LLC 4.50% (2 Months LIBOR USD +3.50%), 11/20/2023 (a)	282,333	279,404
Proampac PG Borrower LLC 4.50% (3 Months LIBOR USD +3.50%), 11/20/2023 (a)	198,917	196,853
Quikrete Holdings, Inc. 2.66% (1 Month LIBOR USD +2.50%), 11/15/2023 (a)	487,906	475,774
RBS Global, Inc. 1.91% (1 Month LIBOR USD +1.75%), 08/21/2024 (a)	162,285	161,807
Reynolds Group Holdings, Inc. 2.91% (1 Month LIBOR USD +2.75%), 02/05/2023 (a)	338,265	334,946
Standard Aero Ltd. 3.81% (3 Months LIBOR USD +3.50%), 04/01/2026 (a)	173,077	153,761
Titan Acquisition Ltd. 3.36% (3 Months LIBOR USD +3.00%), 03/28/2025 (a)	489,387	463,873
TransDigm, Inc. 2.41% (1 Month LIBOR USD +2.25%), 12/09/2025 (a)	421,661	399,406
		6,748,624
Technology - 8.8%
Applied Systems, Inc. 4.25% (3 Months LIBOR USD +3.25%), 09/19/2024 (a)	248,718	247,695
CCC Information Services, Inc. 4.00% (1 Month LIBOR USD +3.00%), 04/29/2024 (a)	242,481	240,966
Dun & Bradstreet Corp. 3.90% (1 Month LIBOR USD +3.75%), 02/06/2026 (a)	497,500	493,271
Finastra USA, Inc. 4.50% (3 Months LIBOR USD +3.50%), 06/13/2024 (a)	249,323	233,803
McAfee LLC 3.90% (1 Month LIBOR USD +3.75%), 09/30/2024 (a)	239,833	238,535
ON Semiconductor Corp. 2.16% (1 Month LIBOR USD +2.00%), 09/18/2026 (a)	176,566	174,294
Tempo Acquisition LLC (b)	435,685	423,841
Ultimate Software Group Inc/The 3.91% (1 Month LIBOR USD +3.75%), 05/04/2026 (a)	248,744	247,051
Western Digital Corp. 1.91% (1 Month LIBOR USD +1.75%), 04/29/2023 (a)	205,784	204,902
		2,504,358
Utilities - 0.7%
Arch Coal, Inc. 3.75% (1 Month LIBOR USD +1.75%), 03/07/2024 (a)	241,855	202,553

Total Bank Loans
(Cost $25,825,931)		25,241,904

CORPORATE BONDS - 5.8%
Communications - 0.9%
Sprint Communications, Inc. 6.00%, 11/15/2022	250,000	269,688

Consumer, Cyclical - 2.5%
American Builders & Contractors Supply Co, Inc. 4.00%, 01/15/2028 (c)	250,000	254,485
Golden Nugget, Inc. 6.75%, 10/15/2024 (c)	250,000	209,062
Scientific Games International, Inc. 5.00%, 10/15/2025 (c)	250,000	251,719
		715,266
Consumer, Non-cyclical - 0.5%
Ahern Rentals, Inc. 7.38%, 05/15/2023 (c)	250,000	133,437

Financials - 1.9%
Ally Financial, Inc. 5.75%, 11/20/2025	250,000	280,731
Howard Hughes Corp. 5.38%, 03/15/2025 (c)	250,000	254,650
		535,381
Total Corporate Bonds
(Cost $1,771,698)		1,653,772

FOREIGN BONDS - 3.4%
Basic Materials - 0.4%
Constellium NV 5.75%, 05/15/2024 (c)	125,000	127,643

Consumer, Non-cyclical - 1.2%
JBS USA LUX SA/JBS USA Finance, Inc. 6.75%, 02/15/2028 (c)	250,000	272,178
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 07/21/2021	65,000	64,504
		336,682
Financials - 0.9%
Park Aerospace Holdings Ltd. 5.25%, 08/15/2022 (c)	250,000	251,122

Industrial - 0.9%
Sensata Technologies BV 5.63%, 11/01/2024 (c)	250,000	272,031
Total Foreign Bonds
(Cost $973,451)		987,478

	Shares
CLOSED-END FUNDS - 0.1%
Eagle Point Credit Co, Inc.	1,905	16,421
Total Closed-End Funds
(Cost $33,494)		16,421

SHORT TERM INVESTMENTS - 7.4%
First American Treasury Obligations Fund - Class X, 0.056% (d)	2,123,849	2,123,849
Total Short Term Investments
(Cost $2,123,849)		2,123,849

TOTAL INVESTMENTS - 105.2%
(Cost $30,728,423)		30,023,424
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2%)		(1,496,462)
TOTAL NET ASSETS - 100.0%		$28,526,962

(a) Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(b) The loan will settle after September 30, 2020 at which time the interest rate will be determined.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(d) Seven-day yield as of September 30, 2020

Ltd. - Private Limited Company
Plc - Public Limited Company
Lp - Limited Partnership
LIBOR - London Interbank Offered Rate
USD - United States Dollar

PACIFIC GLOBAL ETFs
PACIFIC GLOBAL SENIOR LOAN ETF
Portfolio Allocations
September 30, 2020 (Unaudited)

Asset Type Allocation
Bank Loans	88.5%
Short Term Investments	7.4%
Corporate Bonds	5.8%
Foreign Bonds	3.4%
Closed-End Funds	0.1%
Total Investments	105.2%
Liabilities in Excess of Other Assets	(5.2)%
Net Assets	100.0%

Sector Allocation
Industrial	24.6%
Consumer, Cyclical	23.7%
Consumer, Non-cyclical	15.0%
Communications	13.9%
Technology	8.8%
Short Term Investments	7.4%
Financials	7.3%
Basic Materials	3.7%
Utilities	0.7%
Closed-End Funds	0.1%
Total Investments	105.2%
Liabilities in Excess of Other Assets	(5.2)%
Net Assets	100.0%

Percentages indicated are based upon net assets.

PACIFIC GLOBAL ETFs
NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2020 (Unaudited)

Securities Valuation

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs. These inputs may include executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described before are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the applicable investment adviser or sub-adviser at their respective fair values in accordance with pricing procedures adopted by the Trust’s Board of Trustees (the “Board”). When a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of September 30, 2020, based on the inputs used to value them:

Pacific Global Senior Loan ETF
Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$-	$25,241,904	$-	$25,241,904
Corporate Bonds	-	1,653,772	-	1,653,772
Foreign Bonds	-	987,478	-	987,478
Closed-End Funds	16,421	-	-	16,421
Short Term Investments	2,123,849	-	-	2,123,849
Total	$2,140,270	$27,883,154	$-	$30,023,424